Short-term Bank Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Dec. 22, 2022	Sep. 29, 2022	Dec. 17, 2021
Debt Instrument, Interest Rate, Stated Percentage				6.00%	6.00%		6.00%
Debt Instrument, Collateral Amount	$ 0	$ 351,128
Interest Expense	88,762	$ 188,717	$ 265,248
Tantech Charcoal 2 [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount					$ 2,264,812
Debt Instrument, Interest Rate, Stated Percentage					4.35%
Debt Instrument, Collateral Amount					$ 200,000
Tantech Bamboo Two[ Member] | Loan Payable To Spd Bank [Member] | Building And Land Use Right [Member]
Debt Instrument, Face Amount						$ 1,408,471
Debt Instrument, Interest Rate, Stated Percentage						3.90%
Debt Instrument, Collateral Amount						$ 4,100,000
Outstanding balance	845,082
Debt repaid	$ 422,541